Debt issued designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Issued debt instruments
Equity-linked	$ 64,446	$ 44,721	$ 41,901
Rates-linked and fixed-rate	42,676	22,470	22,814
Credit-linked	7,655	2,815	2,170
Commodity-linked	4,234	4,311	4,294
Other	6,039	2,916	2,459
of which: debt that contributes to total loss-absorbing capacity	4,287	2,477	1,959
Total debt issued designated at fair value	125,050	77,233	73,638
of which: issued by UBS AG with original maturity greater than one year	64,047	$ 60,268	$ 57,750
of which: issued by Credit Suisse AG with original maturity greater than one year	34,814
of which: issued by Credit Suisse International with original maturity greater than one year	$ 1,561
Unsecured portion of debt instruments issued by UBS AG with original maturity greater than one year	100.00%	100.00%	100.00%